SIF contribution liability - Summary of the Company's SIF contribution liability (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Liability, beginning balance	$ 28,369	$ 15,681	$ 14,116
Issuance		4,570	1,548
Liability transfers		0
Change in fair value		7,321	1,222
Foreign currency translation		797	1,205
Liability, ending balance		28,369	15,681
SIF contribution liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Liability, beginning balance	28,369	15,681
Issuance	3,624	4,570
Change in fair value	58,042	7,321
Foreign currency translation	(2,618)	797
Liability, ending balance	87,417	28,369	15,681
Warrant obligation
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Liability, beginning balance	1,357	1,553	3,802
Issuance	3,624	4,570	1,548
Liability transfers	(5,008)	(5,494)	(3,789)
Change in fair value	184	548	182
Foreign currency translation	(157)	180	190
Liability, ending balance		1,357	1,553
Funding liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Liability, beginning balance	27,012	14,128	10,314
Liability transfers	5,008	5,494	3,789
Change in fair value	57,858	6,773	1,040
Foreign currency translation	(2,461)	617	1,015
Liability, ending balance	$ 87,417	$ 27,012	$ 14,128